NOTE 7 - INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) (Quarterly Report [Member])	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Quarterly Report [Member]
Statutory rate	34.00%	30.00%
State income taxes, net of Federal tax benefit	5.50%	5.50%
Permanent differences	39.50%	3550.00%
Valuation allowance-deferred tax asset from NOL	(39.50%)
Effective rate	0.00%	35.50%